Document and Entity Information	Aug. 03, 2026
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0002080216
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 03, 2026
Entity Registrant Name	BOA Acquisition Corp. II
Entity Incorporation State Country Code	E9
Entity File Number	001-43433
Entity Address, Address Line One	2600 Virginia Ave NW
Entity Address, Address Line Two	Suite T23 Management Office
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20037
City Area Code	(888)
Local Phone Number	211-3261
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Right To One Class A Ordinary Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one Right to one Class A Ordinary Share
Trading Symbol	THEOU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	THEO
Security Exchange Name	NASDAQ
Stock Appreciation Rights (SARs) [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights, each right entitling the holder to receive one-eighth of one ordinary share
Trading Symbol	THEOR
Security Exchange Name	NASDAQ